Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended	99 Months Ended	103 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000144189 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.16%	2.68%				3.85%
C000189713 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.26%	2.80%			3.26%
C000189714 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%	2.88%			3.35%
C000144191 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%	1.49%				3.12%
C000144192 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.95%	1.66%				2.82%
C000144193 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.61%	2.16%				3.34%
C000144190 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%	2.87%				4.06%
C000144194 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.32%	2.91%				4.09%
C000194401 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.20%	3.65%	4.01%
C000109545 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.20%	(0.02%)				1.73%
C000189710 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.31%	0.09%			1.59%
C000189711 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%	0.19%			1.71%
C000109547 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.18%	(1.19%)				1.01%
C000109548 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%	(1.03%)				0.71%
C000109549 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%	(0.52%)				1.22%
C000109546 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%	0.17%				1.93%
C000131612 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%	0.24%				1.99%
C000194400 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%	0.79%		2.20%
Without Sales Load [Member] | C000144191 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%	2.43%				3.59%
Without Sales Load [Member] | C000109547 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.90%	(0.28%)				1.47%
JP Morgan EMBI Global Diversified [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%	2.71%				4.13%
JP Morgan EMBI Global Diversified (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%	2.71%			3.34%
JP Morgan EMBI Global Diversified (Inception Date 11/14/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%	2.71%	3.07%
Bloomberg Global Aggregate Bond (USD, Hedged) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%	0.52%				2.37%
Bloomberg Global Aggregate Bond (USD, Hedged) (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%	0.52%			2.25%
Bloomberg Global Aggregate Bond (USD, Hedged) (Inception Date 7/28/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%	0.52%		2.21%